Inventories (Details) - Schedule of Current Inventory and Non-Current Inventory - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Current Inventory and Non-Current Inventory [Abstract]
Finished goods	$ 2,332,207	$ 3,656,990
Work-in-process	92,439	125,259
Billets	1,929,808	2,282,093
Raw materials and supplies	4,661,167	5,446,489
Materials, spare parts and rollers	1,186,889	1,264,727
Materials in-transit	1,300	15,753
Current Inventories, net	10,203,810	12,791,311
Coke	1,249,353	1,237,188
Spare parts	73,268	74,361
Rollers	197,308	177,270
Finished goods	353,095	353,095
Long-term inventories, gross	1,873,024	1,841,914
Less, valuation allowance at the lower of cost or net realizable value.	(353,095)	(353,095)
Non-current inventories, net	$ 1,519,929	$ 1,488,819